Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Defined Benefit Plan, Benefits Payment [Table Text Block]
(Dollars in thousands)
2018		2017			2016
Date Paid	Amount	Date Paid		Amount	Date Paid	Amount
	$0	01/06/2017	(1)	$119		$0
10/11/2018	26	10/15/2017		27	10/15/2016	33
12/27/2018	92	12/27/2017		99		0
Total	$118			$245		$33

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2018	2017	2016
Shares held by participants beginning of the year	357,135	339,870	334,277
Shares allocated to participants	24,317	24,317	24,377
Shares distributed to participants	(41,215)	(7,052)	(18,784)
Shares held by participants end of year	340,237	357,135	339,870

Unreleased shares beginning of the year	255,429	279,746	304,123
Shares released during year	(24,317)	(24,317)	(24,377)
Unreleased shares end of year	231,112	255,429	279,746
Total ESOP shares end of year	571,349	612,564	619,616
Fair value of unreleased shares at December 31	$4,534,417	4,878,694	4,895,555

Share-based Compensation, Stock Options, Activity [Table Text Block]
					Unvested options
	Shares Available For Grant	Unvested Restricted Shares Outstanding	Options Outstanding	Award Value/ Weighted Average Exercise Price	Number	Weighted Average Grant Date Fair Value	Vesting Period (in years)
2009 Plan
December 31, 2015	96,341	38,886	15,000	$4.77	0
Granted January 26, 2016	(4,087)	3,406	0	N/A	0		3
Granted January 26, 2016	(34,229)	0	34,229	11.21	34,229	$4.04	3
Granted April 26, 2016	(3,149)	2,624	0	N/A	0		1
Vested	0	(24,320)	0	N/A	0
December 31, 2016	54,876	20,596	49,229	$9.25	34,229	$4.04
Granted January 31, 2017	(11,164)	9,303	0	N/A			3
Transferred to 2017 Plan	(43,712)	0	0	N/A
Vested	0	(15,018)	0	N/A	(11,409)	4.04
December 31, 2017	0	14,881	49,229	$9.25	22,820	$4.04
Options Exercised	0	0	(15,000)
Vested	0	(7,541)	0	N/A	(11,410)	4.04
December 31, 2018	0	7,340	34,229	$11.21	11,410	$4.04

2017 Plan
April 25, 2017	375,000	0	0
Granted May 5, 2017	(3,420)	2,280	0	N/A			1
Transferred from 2009 Plan	43,712	0	0	N/A	0
December 31, 2017	415,292	2,280	0	N/A	0
Granted January 23, 2018	(10,044)	6,696	0	N/A			3
Granted April 24, 2018	(792)	528	0	N/A			1
Vested	0	(2,280)	0	N/A	0
December 31, 2018	404,456	7,224	0	N/A	0

Total all plans	404,456	14,564	34,229	$11.21	11,410	$4.04

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
(Dollars in thousands) Date of Grant	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
January 26, 2016	$11.21	34,229	7.1	22,819	11,410	$1,165	0.1
		34,229		22,819	11,410	$1,165

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2016
Risk-free interest rate	2.10%
Expected life (in years)	10
Expected volatility	22.83%
Expected dividends	0.00%